Schedule I: Financial Information of Aetna Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Schedule to Financial Statements [Abstract]
Schedule I: Financial Information of Aetna Inc. (Parent Company Only)
Schedule I - Financial Information of Aetna Inc.

Aetna Inc. (Parent Company Only)
Statements of Income

	For the Years Ended December 31,
(Millions)	2011	2010	2009
Net investment income	$.8	$1.5	$2.8
Other income	.2	—	30.2
Net realized capital gains (losses)	.4	3.0	(3.5)
Total revenue	1.4	4.5	29.5
Operating expenses	157.8	(27.8)	95.8
Interest expense	246.9	254.6	243.5
Total expenses	404.7	226.8	339.3
Loss before income tax benefit and equity in earnings of affiliates, net	(403.3)	(222.3)	(309.8)
Income tax benefit	140.1	66.6	104.7
Equity in earnings of affiliates, net (1)	2,248.9	1,922.5	1,481.6
Net income	$1,985.7	$1,766.8	$1,276.5

(1)	Includes amortization of other acquired intangible assets after-tax of $78.5 million, $61.9 million and $63.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Balance Sheets

	At December 31,
(Millions)	2011	2010
Assets
Current assets:
Cash and cash equivalents	$37.6	$479.5
Investments	38.7	90.0
Other receivables	—	73.1
Dividend receivable from affiliate	425.0	—
Income taxes receivable	13.9	24.6
Deferred income taxes	49.8	50.8
Other current assets	31.9	14.3
Total current assets	596.9	732.3
Investment in affiliates (1)	15,354.4	14,293.3
Deferred income taxes	482.6	471.4
Other long-term assets	30.0	28.1
Total assets	$16,463.9	$15,525.1

Liabilities and shareholders' equity
Current liabilities:
Short-term debt	$425.9	$—
Current portion of long-term debt	—	899.9
Accrued expenses and other current liabilities	769.5	316.2
Total current liabilities	1,195.4	1,216.1
Long-term debt, less current portion	3,977.7	3,482.6
Employee benefit liabilities	1,132.2	897.1
Other long-term liabilities	38.4	38.5
Total liabilities	6,343.7	5,634.3
Shareholders' equity:
Common stock ($.01 par value; 2.6 billion shares authorized and 349.7 million shares issued and outstanding in 2011; 2.7 billion shares authorized and 384.4 million shares issued and
outstanding in 2010) and additional paid-in capital	962.8	651.5
Retained earnings	10,346.6	10,401.9
Accumulated other comprehensive loss	(1,189.2)	(1,162.6)
Total shareholders' equity	10,120.2	9,890.8
Total liabilities and shareholders' equity	$16,463.9	$15,525.1

(1)	Includes goodwill and other acquired intangible assets of $7.2 billion and $5.6 billion at December 31, 2011 and 2010, respectively.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Shareholders' Equity

(Millions)	Number of Common Shares Outstanding	Common Stock and Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders' Equity	Comprehensive Income
Balance at December 31, 2008	456.3	$351.2	$9,716.5	$(1,881.3)	$8,186.4
Cumulative effect of adopting new accounting
standard at April 1, 2009 (Note 2)	—	—	53.7	(53.7)	—
Comprehensive income:
Net income	—	—	1,276.5	—	1,276.5	$1,276.5
Other comprehensive income:
Net unrealized gains on securities	—	—	—	619.0	619.0
Net foreign currency and derivative gains	—	—	—	34.0	34.0
Pension and OPEB plans	—	—	—	59.0	59.0
Other comprehensive income	—	—	—	712.0	712.0	712.0
Total comprehensive income						$1,988.5
Common shares issued for benefit plans,
including tax benefits	3.4	119.2	—	—	119.2
Repurchases of common shares	(28.9)	(.3)	(772.7)	—	(773.0)
Dividends declared	—	—	(17.3)	—	(17.3)
Balance at December 31, 2009	430.8	470.1	10,256.7	(1,223.0)	9,503.8
Comprehensive income:
Net income	—	—	1,766.8	—	1,766.8	$1,766.8
Other comprehensive income:
Net unrealized gains on securities	—	—	—	114.3	114.3
Net foreign currency and derivative losses	—	—	—	(52.6)	(52.6)
Pension and OPEB plans	—	—	—	(1.3)	(1.3)
Other comprehensive income	—	—	—	60.4	60.4	60.4
Total comprehensive income						$1,827.2
Common shares issued for benefit plans,
including tax benefits	6.0	181.9	—	—	181.9
Repurchases of common shares	(52.4)	(.5)	(1,605.5)	—	(1,606.0)
Dividends declared	—	—	(16.1)	—	(16.1)
Balance at December 31, 2010	384.4	651.5	10,401.9	(1,162.6)	9,890.8
Comprehensive income:
Net income	—	—	1,985.7	—	1,985.7	$1,985.7
Other comprehensive income:
Net unrealized gains on securities	—	—	—	203.1	203.1
Net foreign currency and derivative losses	—	—	—	(6.4)	(6.4)
Pension and OPEB plans	—	—	—	(223.3)	(223.3)
Other comprehensive loss	—	—	—	(26.6)	(26.6)	(26.6)
Total comprehensive income						$1,959.1
Common shares issued for benefit plans,
including tax benefits	10.4	311.7	—	—	311.7
Repurchases of common shares	(45.1)	(.4)	(1,812.6)	—	(1,813.0)
Dividends declared	—	—	(228.4)	—	(228.4)
Balance at December 31, 2011	349.7	$962.8	$10,346.6	$(1,189.2)	$10,120.2

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Cash Flows

	For the Years Ended December 31,
(Millions)	2011	2010	2009
Cash flows from operating activities:
Net income	$1,985.7	$1,766.8	$1,276.5
Adjustments to reconcile net income to net cash used for operating activities:
Equity earnings of affiliates (1)	(2,248.9)	(1,922.5)	(1,481.6)
Stock-based compensation expense	141.4	110.4	90.7
Net realized capital (gains) losses	(.4)	(3.0)	3.5
Net change in other assets and other liabilities	388.7	(165.9)	151.0
Net cash provided by (used for) operating activities	266.5	(214.2)	40.1
Cash flows from investing activities:
Proceeds from sales and maturities of investments	51.2	1.1	20.9
Cost of investments	—	(42.2)	(1.0)
Dividends received from affiliates, net	1,768.7	2,040.6	444.1
Cash used for acquisitions, net of cash acquired	(716.1)	—	—
Net cash provided by investing activities	1,103.8	1,999.5	464.0
Cash flows from financing activities:
Net repayment of long-term debt	(900.0)	—	—
Net issuance of long-term debt	480.1	697.8	—
Net issuance (repayment) of short-term debt	425.9	(480.8)	266.1
Common shares issued under benefit plans	125.5	43.2	14.8
Stock-based compensation tax benefits	38.5	22.5	5.1
Common shares repurchased	(1,813.0)	(1,606.0)	(773.0)
Collateral held on interest rate swaps	(2.0)	(41.7)	41.7
Dividends paid to shareholders	(167.2)	(16.1)	(17.3)
Net cash used for financing activities	(1,812.2)	(1,381.1)	(462.6)
Net (decrease) increase in cash and cash equivalents	(441.9)	404.2	41.5
Cash and cash equivalents, beginning of period	479.5	75.3	33.8
Cash and cash equivalents, end of period	$37.6	$479.5	$75.3
Supplemental cash flow information:
Interest paid	$254.0	$242.9	$244.4
Income taxes refunded	247.6	198.5	62.9

(1)	Includes amortization of other acquired intangible assets after-tax of $78.5 million, $61.9 million and $63.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Refer to accompanying Notes to Financial Statements.